Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 24, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Gerstein Fisher Multi-Factor® Growth Equity Fund | Gerstein Fisher Multi-Factor Growth Equity Fund
Risk/Return:
Trading Symbol	GFMGX
Gerstein Fisher Multi-Factor® International Growth Equity Fund | Gerstein Fisher Multi-Factor International Growth Equity Fund
Risk/Return:
Trading Symbol	GFIGX
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Risk/Return:
Trading Symbol	GFMRX